Loss and Loss Adjustment Expense Reserves - Schedule of Cumulative Paid Losses and Lae, Net of Reinsurance (Details) (10-K) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Liabilities for losses and loss adjustment expenses, net of reinsurance	$ 4,531		$ 3,261
Homeowners Multi-Peril Policies [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance		$ 25,584
Liabilities for losses and loss adjustment expenses, net of reinsurance		2,724		$ 1,780
Homeowners Multi-Peril Policies [Member] | Accident Year 2013 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance		355		355	$ 352	$ 309
Homeowners Multi-Peril Policies [Member] | Accident Year 2014 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance		4,058		3,674	2,925
Homeowners Multi-Peril Policies [Member] | Accident Year 2015 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance		7,426		6,867
Homeowners Multi-Peril Policies [Member] | Accident Year 2016 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance		13,745
Special Property Policies [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance		3,958
Liabilities for losses and loss adjustment expenses, net of reinsurance		595		223
Special Property Policies [Member] | Accident Year 2013 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance		2,340		2,346	2,325	2,275
Special Property Policies [Member] | Accident Year 2014 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance		120		120	99
Special Property Policies [Member] | Accident Year 2015 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance		1,112		1,124
Special Property Policies [Member] | Accident Year 2016 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance		386
All Product Line [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance		29,542
Liabilities for losses and loss adjustment expenses, net of reinsurance		3,319		2,003
All Product Line [Member] | Accident Year 2013 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance		2,695		2,701	2,677	$ 2,584
All Product Line [Member] | Accident Year 2014 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance		4,178		3,794	$ 3,024
All Product Line [Member] | Accident Year 2015 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance		8,538		$ 7,991
All Product Line [Member] | Accident Year 2016 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance		$ 14,131